Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation
Basis of Preparation
The Company has prepared its consolidated financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”) and the instructions to Form 10-K and Article 8 of Regulation S-X of the Securities and Exchange Commission (the “SEC”). The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. In addition, the consolidated financial statements include the Company’s proportionate share of the earnings or losses of its equity method investments and a corresponding increase or decrease to its investment, with recorded losses limited to the carrying value of the Company’s investment. All intercompany transactions and balances have been eliminated upon consolidation.
For accounting purposes, the Merger constituted a reverse recapitalization (the “Reverse Recapitalization”), with Osprey treated as the “acquired” company and Legacy BlackSky as the “acquirer”. The Reverse Recapitalization was treated as the equivalent of Legacy BlackSky issuing equity for the net assets of Osprey, accompanied by a recapitalization, rather than a business combination, which would have included goodwill and intangible assets. Legacy BlackSky was considered the acquirer based on the facts and circumstances, including the following factors evaluated at the time of the Merger:
•Legacy BlackSky’s former stockholders held a majority ownership interest in BlackSky;
•Legacy BlackSky’s senior management team comprise senior management of BlackSky;
•Legacy BlackSky was able to designate all but one director to BlackSky’s initial board;
•Legacy BlackSky was the larger of the companies based on historical operating activity and employee base; and
•Legacy BlackSky’s operations comprise the ongoing operations of BlackSky.
Accordingly, all historical financial information presented in these consolidated financial statements represents the accounts of Legacy BlackSky and its wholly owned subsidiaries “as if” Legacy BlackSky is the predecessor and legal successor. The historical operations of Legacy BlackSky are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of Legacy BlackSky prior to the Merger; (ii) the combined results of Osprey and Legacy BlackSky following the Merger; (iii) the assets and liabilities of Legacy BlackSky at their historical carrying value; and (iv) the Company’s equity structure for all periods presented.
The Company’s consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities, including derivative financial instruments, which are stated at fair value. The Company also incurred debt, which was also stated at fair value and subsequently converted to equity in the Merger. Unless otherwise indicated, amounts presented in the Notes pertain to the Company’s continuing operations.
Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingencies at the reporting date, and the reported amounts of revenue and expenses during the reporting period. These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future. Actual results could materially differ from these estimates. Significant estimates made by the Company relate to revenue and associated cost recognition, the collectability of accounts receivable, the recoverability and useful lives of property and equipment, the valuation of equity warrants and warrant liabilities, fair value estimates, the recoverability of goodwill and intangible assets, the provision for income taxes, and stock-based compensation.

Cash and Cash Equivalents and Restricted Cash
Cash and Cash Equivalents
Cash and cash equivalents are comprised of cash in banks and highly liquid investments with original maturities of three months or less.
Restricted Cash
The Company classifies cash as restricted when the cash is unavailable for withdrawal or usage for general operations. Restricted cash represents certificates of deposits held by a bank as a compensating balance for letters of credit that facilitate certain contracts with customers and cash collateral for leasing arrangements.

Accounts Receivable - net
Accounts Receivable - net
Accounts receivable are customer obligations due to the Company under normal trade terms. The majority of the Company's sales are with U.S. federal government and agencies, which limits uncollectible accounts receivable. The Company performs continuing credit evaluations on each customer’s financial condition and reviews accounts receivable on a periodic basis to determine if any accounts receivable will potentially be uncollectible. The Company reserves for any accounts receivable balances that are determined to be uncollectible in the allowance for doubtful accounts. After all attempts to collect an accounts receivable balance have failed, the accounts receivable balance is written off against the allowance for doubtful accounts. The Company assessed all existing accounts receivable and recorded an allowance for doubtful accounts of $39 thousand and $0 as of December 31, 2021 and 2020, respectively.

Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses are advance payments made in the ordinary course of business and are amortized on a straight-line basis over the period of benefit. Other current assets consist primarily of non-trade receivables.

Property and Equipment - net
Property and Equipment - net
Property and equipment are stated at cost, less accumulated depreciation. Depreciation expense is recognized in the consolidated statements of operations and comprehensive loss on a straight-line basis over the estimated useful life of the related asset to its residual value.
The estimated useful lives are as follows:

Estimated useful lives-years
Satellites	3
Computer equipment and software	3
Site and other equipment	3 - 5
Ground station equipment	2
Office furniture and fixtures	5
Leasehold improvements	shorter of useful life or remaining lease term
Capitalized satellite costs include material costs, labor costs incurred from the start of the pre-acquisition stage through the construction stage, insurance, and the costs incurred to launch the satellite into orbit for its intended use. Labor costs incurred prior to and after the pre-acquisition and construction stages are charged to expense. Once the satellite has reached orbit and makes contact with the Company's network, the Company commences depreciation. The designated useful life of the Company's satellites is estimated to be three years, and depreciation is recognized using the straight-line method. Subsequent to launch, the Company's satellites must meet certain performance and operational criteria to be deemed commercially viable. If the criteria are not met, the Company assesses the satellite for impairment.
The Company capitalizes internal and external costs incurred to develop and implement software, which consist primarily of costs related to design, coding, and testing. When the software is ready for its intended use, capitalization ceases and such costs are amortized on a straight-line basis over the estimated life to either depreciation or cost of sales depending on the nature of the software. We regularly review our capitalized software projects for impairment.
Goodwill, Intangible Assets - net, and Other Long-Lived Assets
Goodwill, Intangible Assets - net, and Other Long-Lived Assets
Goodwill
Goodwill represents the excess of purchase price over the fair value of the identifiable assets acquired less the liabilities assumed in the acquisition of a business.
Goodwill is tested annually for impairment at October 1, or more frequently if events or circumstances indicate that the carrying value of goodwill may be impaired. Goodwill is tested for impairment at the reporting unit level by first taking a qualitative approach to determine whether it is more likely than not that a reporting unit's fair value is less than its carrying value. If the Company determines that it is more likely than not that a reporting unit's fair value is less than its carrying amount, the Company compares the reporting unit’s carrying amount to the fair value of the reporting unit. If the carrying amount of the reporting unit exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. In testing for goodwill impairment, the Company may utilize a mix of income and market approaches that include the use of comparable multiples of publicly traded companies whose services are comparable to ours.
The Company continuously evaluates whether indicators of impairment exist to determine whether it is necessary to perform a quantitative goodwill impairment test. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include (a) a significant decline in the Company's common stock value; (b) a significant decline in the Company's expected future cash flows; (c) a significant adverse change in legal factors or in the business climate; (d) unanticipated competition; (e) the testing for recoverability of a significant asset group within a reporting unit; or (f) slower growth rates. Any adverse change in these factors could have a significant impact on the recoverability of goodwill and could have a material impact on the consolidated financial statements.
Long-Lived Assets and Finite-Lived Intangible Assets
The Company reviews long-lived assets, including finite-lived intangible assets, property and equipment, satellite procurement work in process and other long-term assets, for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be fully recoverable. Significant judgments in this area involve determining whether a triggering event has occurred and determining the future cash flows for assets involved. In conducting this analysis, the Company compares the undiscounted cash flows expected to be generated from the long-lived assets (or asset group) to the related net book values. If the undiscounted cash flows exceed the net book value, the long-lived assets are considered not to be impaired. If the net book value exceeds the undiscounted cash flows, an impairment charge is measured and recognized based upon the difference between the carrying value of long-lived assets (or asset group) and their fair value.
Intangible assets subject to amortization include customer backlog and relationships, distribution agreements, and technology. Such intangible assets, excluding customer-related intangibles, are amortized on a straight-line basis over their estimated useful lives. Customer-related intangible assets are amortized on either a straight-line or accelerated basis, depending upon the pattern in which the economic benefits of the intangible asset are utilized.

Equity Method Investments
Equity Method Investments
Investments where the Company has the ability to exercise significant influence, but not control, are accounted for under the equity method of accounting and are included in investment in equity method investees on the Company's consolidated balance sheets. Significant influence typically exists if the Company has a 20% to 50% ownership interest in the investee or retains a voting seat on the investee's board of directors. Under this method of accounting, the Company's share of the net earnings or losses of the investee are included in the Company's consolidated statements of operations and comprehensive loss.
Equity method investments are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in earnings in the current period.
Intra-entity profits arising from the sale of assets from the equity method investments to the Company are eliminated and deferred if those assets are still held by the Company at the end of the reporting period. The intra-entity profits will be recognized as the assets are consumed.

Satellite Procurement Work in Process
Satellite Procurement Work in Process
Satellite procurement work in process primarily represents deposits paid to (a) LeoStella for the progress payments associated with the engineering, long lead procurement of satellite components, and manufacturing of the Company's satellites and (b) launch service vendors for the costs associated with launching the Company's satellites. Satellite procurement work in process capitalized, but not yet paid, is recognized as the Company has the rights to the in-process assets that LeoStella is engineering on the Company's behalf or a refund of amounts paid to date, less certain costs. At launch, these costs, and other costs incurred to put a satellite into service, are aggregated and reclassified as property and equipment, subject to depreciation (Note 9).

Contingent Liabilities
Contingent Liabilities
The Company may become involved in litigation or other financial claims in the normal course of its business operations. The Company periodically analyzes currently available information relating to these claims, assesses the probability of loss, and provides a range of possible outcomes when it believes that sufficient and appropriate information is available. The Company accrues a liability for those contingencies where the occurrence of a loss is probable and the amount can be reasonably estimated. If a loss is probable and a range of amounts can be reasonably estimated but no amount within the range is a better estimate than any other amount in the range, then the minimum of the range is accrued. We do not accrue a liability when the likelihood that the liability has been incurred is believed to be probable but the amount cannot be reasonably estimated or when the likelihood that a liability has been incurred is believed to be only reasonably possible or remote. For contingencies where an unfavorable outcome is reasonably possible and the impact could potentially be material, we disclose the nature of the contingency and, where feasible, an estimate of the possible loss or range of loss.
Debt Issuance Costs and Debt Discount
Debt Issuance Costs and Debt Discount
Debt issuance costs are capitalized and amortized to interest expense using the effective interest method over the life of the related debt. In prior years, a debt discount was recorded upon the issuance of detachable warrants, which were granted in conjunction with the issuance of debt and calculated at fair market value. The debt discount was amortized to interest expense using the effective interest method over the life of the related debt. Short-term and long-term debt are presented net of the unamortized debt issuance costs and debt discount in the consolidated balance sheets.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company accounts for certain assets and liabilities at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The process for analyzing the fair value measurement of certain financial instruments on a recurring, or non-recurring, basis includes significant judgment and estimates of inputs including, but not limited to, share price, volatility, discount for lack of marketability, application of an appropriate discount rate, and probability of liquidating events. The Company utilizes the market valuation methodology and specific option pricing methodology, such as the Monte Carlo simulation, method to value the more complex financial instruments and the Black-Scholes option-pricing model to value standard common stock warrants and common stock options.
The framework for measuring fair value specifies a hierarchy of valuation techniques based on whether the inputs to those valuation techniques are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's assumptions. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).
The three levels of the fair value hierarchy are as follows:
Level 1 Inputs. Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
Level 2 Inputs. Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
Level 3 Inputs. Inputs are unobservable inputs which reflect the Company’s own assumptions on what assumptions market participants would use in pricing the asset or liability based on the best available information.

Revenue Recognition
Revenue Recognition
The Company generates revenue from the sale of imagery and software analytical services and engineering and systems integration. Imagery and software analytical services revenue includes imagery, data, software, and analytics, including professional services. This revenue is recognized from services rendered under cost-plus-fixed-fee contracts, firm fixed price contracts, or on a time and materials basis. Engineering and systems integration revenue is from fixed price long-term construction contracts.
The Company adopted the provisions of the new revenue recognition standard, Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASC 606”), for the fiscal year beginning January 1, 2020 using the modified retrospective adoption method for the contracts that were not completed at the date of initial application. Concurrent with the adoption of the new standard, the Company has updated its revenue recognition policy in accordance with the five-step model set forth under ASC 606.
The Company generates revenue primarily through contracts with government agencies. Most of the fixed price contracts include multiple promises, which are generally separated as distinct performance obligations. The Company allocates the transaction price to each performance obligation based on the relative standalone selling prices using observable sales transactions where applicable.
Identifying the performance obligations contained in a contract, determining transaction price, allocating transaction price, and determining when performance obligations are satisfied can require the application of significant judgment, as further discussed below.
Identifying the performance obligations in a contract. The Company's contracts typically include multiple promises which are accounted for as separate performance obligations. Significant judgment is required in determining performance obligations, and these decisions could change the amount of revenue and profit or loss recorded in each period.
Classification of Revenue. Revenue is classified in the consolidated statements of operations and comprehensive loss based on the predominant attributes of the performance obligations.
Determination of and Allocation of Transaction Price. Each customer purchase order sets forth the transaction price under the arrangement. For contracts with multiple performance obligations, the Company evaluates whether the stated selling prices represent their standalone selling prices. When it is necessary to allocate the transaction price to multiple performance obligations, the expected cost plus a reasonable profit margin is typically used to estimate the standalone selling price of each product or service. The Company also sells standard products or services as a percentage markup of an underlying baseline product.
Determination of when Performance Obligations are Satisfied. Revenue from imagery is recognized at the point-in-time the customer receives access to the imagery, or ratably over the subscription period. In certain firm fixed price contracts that contain imagery where it is probable the Company will receive the full contract amount or the customer prepays for future services, which may expire unused, the Company’s accounting policy for unexercised performance obligations is to recognize the estimated breakage amount as revenue over time in proportion to the historical pattern of rights exercised by the customer. The unrecognized amount is recorded within contract liabilities on the Company’s consolidated balance sheets. Revenue from data, software, and analytics, including professional service solutions, is recognized from the rendering of services over time on a cost-plus-fixed-fee, firm fixed price, or a time and materials basis. Engineering and systems integration revenue is primarily generated from fixed price long-term engineering and integration construction contracts. Due to the long-term nature of these contracts, the Company generally recognizes revenue over time using a cost-to-cost measure of progress because it best depicts the transfer of control to the customer as the Company incurs costs on the contracts. Under the percentage-of-completion cost-to-cost measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs to complete the performance obligation(s) ("EAC"). The estimation of total estimated costs at completion is subject to many variables and requires judgment. The Company recognizes changes in contract estimates on a cumulative catch-up basis in the period in which the changes are identified. If at any time, the estimate of contract profitability indicates a probable anticipated loss on the contract, the total loss is recognized as and when known.
Revenue is measured at the fair value of consideration received or receivable and net of discounts. The Company applies a policy election to exclude transaction taxes collected from customer sales when the tax is both imposed on and concurrent with a specific revenue-producing transaction. The Company estimates any variable consideration, and whether the transaction price is constrained, upon execution of each contract. The Company did not have any active contracts with significant variable consideration as of December 31, 2021.
The estimation of total revenue and costs at completion for fixed price projects is subject to many variables and requires judgment. The Company typically recognizes changes in contract estimates on a cumulative catch-up basis in the period in which the changes are identified. Such changes in contract estimates can result in the recognition of revenue in a current period for performance obligations which were satisfied or partially satisfied in a prior period. Changes in contract estimates may also result in the reversal of previously recognized revenue, if the current estimate differs from the previous estimate. If at any time, the estimate of profitability for a performance obligation indicates a probable anticipated loss, the Company recognizes the total loss for the performance obligation in the period it is identified. Changes in estimates related to contracts accounted for using the cost-to-cost measure of progress are recognized in the period in which such changes are made for the inception-to-date effect of the changes. For the year ended December 31, 2021, the Company recognized $4.6 million of unfavorable cumulative adjustments to revenue reflecting estimated cost increases on two engineering and systems integration contracts (Note 5). During the year ended December 31, 2020, the Company’s recognized $4.0 million of unfavorable cumulative adjustments to revenue reflecting estimated cost increases on the same contracts. During the years ended December 31, 2021 and 2020, there was no revenue recognized from performance obligations satisfied in previous periods.
Imagery & Software Analytical Services
Imagery
Imagery services include imagery delivered from the Company’s satellites in orbit via its Spectra AI platform and in limited cases directly uploaded to certain customers. Imagery performance obligations are recognized as revenue at the point-in-time when the Company delivers images to the Spectra AI platform or, in limited circumstances, ratably over the subscription period when the customer has a right to access the Spectra AI platform for unlimited images. In certain firm fixed price contracts that contain imagery where it is probable the Company will receive the full contract amount or the customer prepays for future services that may not be completely satisfied, the Company’s accounting policy for unexercised performance obligations is to recognize the estimated breakage amount as revenue over time in proportion to the historical pattern of rights exercised by the customer. We recognized $1.9 million and $0.0 million of estimate breakage in the years ended December 31, 2021 and 2020, respectively. The unrecognized amount is recorded within contract liabilities on the Company’s consolidated balance sheets.
Data, Software, and Analytics
The Company leverages proprietary artificial intelligence ("AI") and machine learning ("ML") algorithms to analyze data coming from both the Company’s proprietary sensor network and third-party space and terrestrial sources to provide hard-to-get data, insights, and analytics for customers. The Company continues to integrate and enhance its offerings by performing contract development, while retaining the intellectual property rights. The Company also provides technology enabled professional service solutions to support customer-specific software development requests, integration, testing, and training. The Company uses system engineers to support customer efforts to manage mass quantities of data. The Company also offers professional service solutions related to object detection, site monitoring, and enhanced analytics, through which the Company can detect key objects in critical locations such as ports, airports, and construction sites; monitor changes at, damages to or other anomalies in key infrastructure; and analyze stockpiles or other critical inventory.
Imagery and software analytical services revenue from data, software, and analytics contracts is recognized from the rendering of services over time on a cost-plus-fixed-fee, firm fixed price, or time and materials basis as well as, at the point-in-time the customer receives access to an analytic product. For firm fixed price contracts, the Company recognizes revenue using an EAC. A performance obligation’s EAC includes all direct costs such as labor, materials, subcontract costs, overhead and an allocatable portion of general and administrative costs. In addition, an EAC of a performance obligation includes future losses estimated to be incurred on contracts, as and when known. For contracts structured as cost-plus-fixed-fee or on a time and materials basis, the Company generally recognizes revenue based on the right-to-invoice when practically expedient, as the Company is contractually able to invoice the customer based on the control transferred to the customer in an amount that corresponds directly with the value to the customer of the entity’s performance completed to date.
Engineering and Systems Integration
The Company develops and delivers advanced launch vehicle, satellite and payload systems for a limited number of customers that leverage the Company’s capabilities in mission systems engineering and operations, ground station operations, and software and systems development. These systems are sold to government customers under fixed price contracts. The Company generally recognizes revenue over time using the cost-to-cost method to measure progress, pursuant to which the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total EAC.
Imagery and Software Analytical Service and Engineering and Systems Integration Costs
Imagery and software analytical service costs primarily include internal aerospace and geospatial software development labor, third-party data and imagery, internal labor to support the ground stations and space operations, and cloud computing and hosting services. The Company recognizes stock-based compensation expense for those employees whose work supports the imagery and software analytical service costs we provide to customers, under imagery and software analytical service costs, excluding depreciation and amortization. For those employees who provide engineering and systems support to customers, the stock-based compensation expense will be classified under engineering and systems integration costs. For the remaining employees who generally support the Company and its business, the stock-based compensation expense is recognized under selling, general and administrative expense in the consolidated statements of operations and comprehensive loss.
Engineering and systems integration costs primarily include the cost of internal labor for product design, integration and engineering in support of long-term development contracts for launch vehicle, satellite and payload systems. The Company also incurs subcontract direct materials and external labor costs to build and test specific components such as the communications system, payload demands and sensor integration.
Costs are expensed as incurred except for incremental costs to obtain or fulfill a contract, which are capitalized and amortized on a systematic basis consistent with the transfer of goods and services. Fringe costs incurred within or allocated to the Company’s customers are classified as overhead (included in imagery and software analytical services and engineering and systems integration costs based on the nature of the contract). The Company does not have any contracts that are subject to U.S. Government Cost Accounting Standards.

Research and Development Costs
Research and Development Costs
The Company primarily incurs research and development costs, which are expensed as incurred, for data science modeling and algorithm development related to its geospatial analytical platform. In addition, the Company recognizes costs incurred before the technological feasibility stage for internal projects, such as aerospace and other satellite developments, as research and development costs.

Advertising Costs
Advertising Costs
Advertising costs are expenses associated with promoting the Company’s services and products. Advertising costs are expensed as incurred and included in selling, general and administrative expenses in the accompanying consolidated statements of operations and comprehensive loss. For the years ended December 31, 2021 and 2020, advertising costs were $1.1 million and $0.5 million, respectively.

Income Taxes
Income Taxes
The Company accounts for income taxes following the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, deferred tax assets and liabilities are determined based on differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on the deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enacted date.
The Company measures deferred tax assets based on the amount that the Company believes is more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including reversals of existing taxable temporary differences, tax-planning strategies, and historical results of recent operations. In evaluating the objective evidence that historical results provide, the Company considers three trailing years of cumulative operating income or loss. Valuation allowances are provided, if, based upon the weight of the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized. A full valuation allowance was recorded against the deferred tax assets as of December 31, 2021 and 2020. Changes in tax laws and rates may affect recorded deferred tax assets and liabilities and the Company's effective tax rate in the future.
The Company believes that its tax positions comply with applicable tax law. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.
The Company's income tax expense or benefit, liability and/or receivable, deferred tax assets and liabilities, and liabilities for uncertain tax benefits reflect management’s best assessment of estimated current and future taxes to be paid or received.

Stock-Based Compensation
Stock-Based Compensation
Restricted Stock Awards and Restricted Stock Units
The estimated fair value of RSAs and RSUs are measured based on the grant date fair value of the Company’s Class A common stock. In order to determine the fair value of its Class A common stock on the date of grant and prior to the Merger, Legacy BlackSky historically performed a valuation analysis using a combination of market and income approaches. Subsequent to the Merger, the Company uses the New York Stock Exchange (“NYSE”) trading price as the fair value of the Class A common stock for valuation purposes. For all awards for which vesting is only subject to a service condition, including those subject to graded vesting, the Company has elected to use the straight-line method to recognize the fair value as compensation cost over the requisite service period.
Certain of the Company’s outstanding RSUs had performance vesting conditions that were triggered upon the consummation of the Merger. Therefore, since the performance conditions attributable to these RSUs had been met, the Company commenced recording the associated compensation expense, inclusive of a catch-up amount for the service period between their grant date and satisfaction of the performance condition, as of the closing of the Merger. The fair value of the RSUs that include a performance condition is recognized as compensation expense over the requisite service period using the accelerated attribution method, which accounts for RSUs with discrete vesting dates as if they were a separate award. Expense related to stock-based payments is classified in the consolidated statements of operations and comprehensive loss based upon employees’ cash compensation. The Company recognized stock-based compensation expense in imagery and software analytical service costs, excluding depreciation and amortization, and selling, general and administrative expense in the consolidated statements of operations and comprehensive loss.
Stock Options
The Company uses the Black-Scholes option pricing model to value all options and the straight-line method to recognize the fair value as compensation cost over the requisite service period. The fair value of each option granted was estimated as of the date of grant. The Company granted options to a homogenous pool of executive employees during the year ended December 31, 2021 under the 2021 Plan. The Company did not grant options in the year ended December 31, 2020. The Company's uses the following inputs when applying the Black-Scholes option pricing model:
Expected Dividend Yield. The Black-Scholes valuation model requires an expected dividend yield as an input. The dividend yield is based on historical experience and expected future changes. The Company currently has no plans to pay dividends on its Class A common stock.
Expected Volatility. The Company does not have enough historical share price history, therefore, the expected volatility was estimated based upon the historical share price volatility of comparable publicly traded companies.
Risk-free Interest Rate. The yield on actively traded non-inflation indexed U.S. Treasury notes was used to extrapolate an average risk-free interest rate based on the expected term of the underlying grants.
Expected Term. For options granted in 2021, since there is not a history of option exercises as a public company, the Company considered the option vesting terms and contractual period, as well as the demographics of the holders, in estimating the expected term. For options granted prior to 2021, the expected term was the estimated duration to a liquidation event based on a weighted average consideration of the most likely exit prospects for that stage of development. Legacy BlackSky was privately funded and, accordingly, the lack of marketability was factored into the expected term of options granted. The Company will review its estimate in the future and adjust it, if necessary, due to changes in the Company’s historical exercises.
The most significant assumption used to determine the fair value of the Legacy BlackSky equity-based awards was the estimated fair value of the Class A common stock on the grant date. In order to determine the fair value of its Class A common stock on the date of grant and prior to the Merger, Legacy BlackSky historically performed a valuation analysis using a combination of market and income approaches. Subsequent to the Merger, the Company uses the NYSE trading price as the fair value of the Class A common stock for valuation purposes.
Legacy BlackSky historically adjusted the exercise price of certain outstanding stock options. For each award with an adjusted exercise price, Legacy BlackSky calculated the incremental fair value, which was the excess of the fair value of the modified award over the fair value of the original award immediately before the modification. The incremental fair value was recognized as stock-based compensation expense immediately to the extent that the modified stock option already had vested, and for stock options that were not yet vested, the incremental fair value has been recognized as stock-based compensation expense over the remaining vesting period.

Segment Information
Segment Information
The Company’s Chief Operating Decision Maker (as defined under GAAP), who is the Company’s Chief Executive Officer, has determined the allocation of resources and assessed performance based upon the consolidated results of the Company. Accordingly, the Company is currently deemed to be comprised of only one operating segment and one reportable segment. This segment, which comprises the continuing operations of the Company’s single operating and reportable segment, provides geospatial intelligence, imagery and related data analytic products and services, and mission systems that include the development, integration, and operation of satellite and ground systems to government and commercial customers.

Debt - Application of the Fair Value Option
Debt - Application of the Fair Value Option
During the year ended December 31, 2021, the Company issued three tranches of subordinated, unsecured convertible promissory notes (collectively, the “Bridge Notes”) (refer to the discussion included in Note 15). The Company elected to account for the Bridge Notes under the fair value option. In accordance with the application of the fair value option, the Company (i) recorded the Bridge Notes at their fair values as of the dates of issuance and (ii) remeasured the fair value of the Bridge Notes at each balance sheet date and at the conversion date, which was the date of the Merger. Both the initial and subsequent measurement of the fair value of the Bridge Notes contemplated all of their terms and all of the notes’ features. Accordingly, when the fair value option was applied, the Company did not separately evaluate the Bridge Notes for the existence of embedded features that would require bifurcation as embedded derivatives under other accounting guidance. Changes to the fair value of the Bridge Notes between balance sheet dates are reported within other (expense) income, net in the consolidated statements of operations and comprehensive loss if such changes are attributable to base market risk. Until settlement, changes to the fair value of the Bridge Notes were reported in other comprehensive loss in the consolidated statements of operations and comprehensive loss if such changes were attributable to instrument-specific credit risk. All debt issuance costs incurred in connection with Bridge Notes accounted for pursuant to the fair value option were expensed as incurred. The Company did not separately report interest expense attributable to the Bridge Notes accounted for pursuant to the fair value option in the consolidated statements of operations and comprehensive loss. Accrued interest, which did not become due until maturity of the Bridge Notes, was included in the determination of the fair value of the Bridge Notes and changes thereto. These Bridge Notes converted at the closing of the Merger (Note 15) and as of December 31, 2021, the Company did not have any Bridge Notes outstanding. Upon conversion of the Bridge Notes, amounts previously reported in other comprehensive loss to account for changes in the fair value of the Bridge Notes were reclassified and reported in gain on debt extinguishment in the consolidated statements of operations and comprehensive loss.
Warrant Liability
Warrant Liability
The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments that would require classification as a liability under ASC 480, as well as whether the warrants qualify for equity classification or require liability classification after consideration of the guidance and criteria outlined in ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions that impact classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.
For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and remeasured at fair value as of each balance sheet date thereafter. The Company accounted for the warrants issued in connection with the Bridge Notes in accordance with the guidance contained in ASC 815-40-15-7D, under which the warrants did not meet the criteria for equity treatment and were recorded as liabilities. Accordingly, the Company classified the warrants as liabilities at their fair value and remeasured the warrants at fair value at each reporting period and at the time of exercise; any change in fair value was recognized in gain (loss) on derivatives in the Company’s consolidated statements of operations and comprehensive loss. At the consummation of the Merger, all of the outstanding Legacy BlackSky class A common stock warrants issued in connection with the Bridge Notes and accounted for as liabilities were automatically net exercised into Legacy BlackSky class A common shares and then exchanged for 3.9 million BlackSky common shares based upon the Class A common stock exchange ratio. As such, these warrants issued in connection with the Bridge Notes are no longer presented in the Company’s consolidated balance sheets as of December 31, 2021.
As of December 31, 2021, the Company’s consolidated balance sheets included certain liability classified warrants, reported as derivative liabilities, that were issued at the time of Osprey’s initial public offering (the “IPO”) and remained unexercised subsequent to the Merger. The fair value of the redeemable warrants sold as part of the units issued upon consummation of Osprey’s IPO (the “Public Warrants”), and which the Company has recorded as a long-term liability, was estimated as of the date of the Merger and as of December 31, 2021 using the Public Warrants’ quoted market price. The non-redeemable private placement warrants (“Private Placement Warrants”) were valued using a Black-Scholes option pricing model for initial and subsequent measurements and were also recorded as a long-term liability in the Company's consolidated balance sheets. The liabilities associated with the Public Warrants and the Private Placement Warrants are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in gain (loss) on derivatives in the Company’s consolidated statements of operations and comprehensive loss.

Sponsor Shares
Sponsor Shares
Osprey pre-Merger class B common shares were exchanged for the Company’s class A common shares upon the consummation of the merger (“Sponsor Shares”). A portion of these shares are subject to specific lock-up provisions and potential forfeitures depending upon the post-Merger performance of the Company's Class A common stock (“Sponsor Earn-Out Shares”). Variable-settled equity instruments that do not meet all of the criteria for equity classification are required to be recorded at their initial fair value on the date of issuance, and remeasured at fair value as of each balance sheet date thereafter. The Company accounted for the Sponsor Shares in accordance with the guidance contained in ASC 815-40, under which the Sponsor Shares did not meet the criteria for equity treatment and were recorded as derivative liabilities in the Company’s consolidated balance sheets as of December 31, 2021. The Sponsor Shares are adjusted to fair value at each reporting period and the change in fair value is recognized in gain (loss) on derivatives in the Company’s consolidated statements of operations and comprehensive loss. The estimated fair value of the Sponsor Shares is determined by a Monte Carlo simulation using a distribution of potential outcomes.
Transaction Costs
Transaction Costs
Transaction costs consist of legal fees, accounting fees, underwriting fees, and other third-party costs related directly to the Reverse Recapitalization. As a reverse recapitalization transaction between a private operating company and a public shell company that had cash on its balance sheet and that was accounted for as the issuance of equity by Legacy BlackSky for the cash of the shell company, the transaction costs incurred by Legacy BlackSky were permitted to be charged directly to equity. Upon the closing of the Merger, $19.2 million of transaction costs that had been incurred by Legacy BlackSky, inclusive of amounts that previously had been capitalized as other assets prior to the closing of the Merger, were recorded as a reduction to additional paid-in capital in the consolidated statements of changes in redeemable convertible preferred stock and stockholders’ equity (deficit) and consolidated balance sheets, and as a reduction to proceeds from the transaction in the consolidated statements of cash flows. The transaction costs of $0.3 million related to the Sponsor Earn-Out Shares were expensed. There were no deferred transaction costs capitalized as of December 31, 2021 and 2020.

Accounting Standards Recently Adopted and Accounting Standards Recently Issued But Not Yet Adopted
Accounting Standards Recently Adopted
In August 2018, the FASB issued ASU No. 2018-15, “Intangibles—Goodwill and Other—Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.” The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The update requires an entity to determine which implementation costs to capitalize as an asset related to the service contract and subsequently expense over the term of the hosting arrangement, versus which costs to expense as activities are performed. In addition, the update provides specific guidance regarding the income statement, cash flow statement, and balance sheet presentation of amounts recognized for, payments of, and prepayments attributable to capitalized implementation costs, respectively. This ASU can be applied on a prospective or retrospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2020, and for interim periods beginning after December 15, 2021. The update also permits early adoption, including adoption in any interim period. The Company adopted the guidance on January 1, 2021. Adoption of the standard did not have a material impact to the consolidated financial statements.
Accounting Standards Recently Issued But Not Yet Adopted
In February 2016, the FASB issued ASU 2016-02 “Leases”. The amendments in this update require the recognition of lease assets and lease liabilities on the balance sheet, as well as certain qualitative disclosures regarding leasing arrangements. The guidance requires the use of the modified retrospective method, with the cumulative effect of initially applying these updates recognized at the date of initial application. The guidance was effective for public business entities for annual periods, including interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022, with early adoption permitted. As of December 31, 2021, the Company holds emerging growth company status, as such it is permitted to present the impact of the new guidance in its annual statement as of December 31, 2022 and interim statements thereafter. The Company is currently in the process of evaluating the adoption impact but expects the adoption of the standard to have a material impact to the consolidated balance sheets, since the Company will be required to report operating leases in the consolidated balance sheets for the first time. The Company is in the early stages of its adoption efforts and cannot yet reasonably estimate the impact to the consolidated financial statements.
In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments in this update are primarily for entities holding financial assets and net investment leases measured under an incurred loss impairment methodology. A new methodology must be adopted to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates, which would include losses on trade accounts receivable. This ASU requires modified retrospective application. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods therein. The Company is currently in the planning stage and will adopt the guidance on January 1, 2023. The Company has not yet determined the potential impact, if any, that this guidance will have on its consolidated financial statements.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes”. The amendments in this update are intended to simplify various aspects related to accounting for income taxes. This ASU removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This ASU can be applied on a retrospective, modified retrospective or prospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2020, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. Early adoption is also permitted. As of December 31, 2021, the Company holds emerging growth company status, as such it is permitted to present the impact of the new guidance in its annual statement as of December 31, 2022 and interim statements thereafter. The Company is currently in the process of evaluating the adoption impact and has not yet determined the potential impact, if any, that this guidance will have on its consolidated financial statements.
In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)—Accounting For Convertible Instruments and Contracts in an Entity’s Own Equity”. The amendments in this update address issues identified as a result of the complexity associated with applying GAAP to certain financial instruments with characteristics of liabilities and equity. This ASU can be applied on a prospective basis. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2021, including interim periods therein, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Company is currently in the planning stage and expects to adopt the guidance on January 1, 2024. The Company has not yet determined the potential impact, if any, that adoption will have on its consolidated financial statements.
In May 2021, the FASB issued ASU 2021-04, “Earnings per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40)”, which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified upon modification or exchange. This ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. Early adoption is permitted for all entities, including adoption in an interim period. The Company adopted this guidance as of January 1, 2022 and this guidance is not expected to impact the Company unless it modifies or exchanges freestanding financial instruments within the scope of the guidance subsequent to adoption.